Equity Method Investment	12 Months Ended
Dec. 31, 2011
Equity Method Investment

11. Equity Method Investment

On January 13, 2011, the Company purchased 15,331,305, or approximately 15%, of the outstanding shares of VisionChina Media Inc. (“Vision China”) (Nasdaq: VISN), one of China’s largest out-of-home digital television advertising networks on mass transportation systems, at a price of US$3.979 per share, equivalent to US$3.979 per ADS, for total cash consideration of $61,003,263. As of December 31, 2011, all the consideration has been paid.

The Company is the second largest shareholder of Vision China and also holds a directorship in Vision China’s board during the year ended December 31, 2011. Therefore, the investment is accounted for using the equity method of accounting.

As of December 31, 2011, the carrying amount of the investment in Vision China consisted of:

December 31, 2011
Underlying equity in net assets	$16,559,187
Acquired intangible assets, net	38,614,111
Goodwill	2,102,814

57,276,112
Impairment loss	(38,265,294)

Total carrying amount	$19,010,818

Quoted market price	$1.24
Aggregate market value	$19,010,818

Impairment analysis was performed for the carrying amount of the investment in Vision China for the year ended December 31, 2011 and the difference between the carrying amount and the market value was considered an other-than-temporary loss, and the impairment was recorded.